Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	5
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 18, 2014
Closing Date:		May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$78,932,152.94	0.3047573	$42,974,717.76	0.1659256	$35,957,435.18
Class A-2 Notes	$406,000,000.00	1.0000000	$406,000,000.00	1.0000000	$-
Class A-3 Notes	$470,000,000.00	1.0000000	$470,000,000.00	1.0000000	$-
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$1,145,262,152.94	0.8641336	$1,109,304,717.76	0.8370026	$35,957,435.18

Weighted Avg. Coupon (WAC)	3.36%		3.35%
Weighted Avg. Remaining Maturity (WARM)	55.12		54.19
Pool Receivables Balance	$1,190,030,817.92		$1,153,572,480.58
Remaining Number of Receivables	67,705		66,778

Adjusted Pool Balance	$1,164,868,131.62		$1,129,334,918.14

III. COLLECTIONS

Principal:
Principal Collections	$34,952,660.01
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$343,934.38
Total Principal Collections	$35,296,594.39

Interest:
Interest Collections	$3,283,126.80
Late Fees & Other Charges	$52,060.80
Interest on Repurchase Principal	$-
Total Interest Collections	$3,335,187.60

Collection Account Interest	$655.90
Reserve Account Interest	$68.84
Servicer Advances	$-

Total Collections	$38,632,506.73

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	5
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$38,632,506.73
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$38,632,506.73
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$991,692.35		$991,692.35	$991,692.35
Collection Account Interest					$655.90
Late Fees & Other Charges					$52,060.80
Total due to Servicer					$1,044,409.05

2. Class A Noteholders Interest:
Class A-1 Notes		$11,839.82		$11,839.82
Class A-2 Notes		$148,866.67		$148,866.67
Class A-3 Notes		$352,500.00		$352,500.00
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$635,919.49		$635,919.49	$635,919.49

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$36,793,180.19

9. Regular Principal Distribution Amount:					$35,957,435.18

		Distributable Amount		Paid Amount
Class A-1 Notes				$35,957,435.18
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$35,957,435.18		$35,957,435.18
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$35,957,435.18		$35,957,435.18

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					835,745.01

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$25,162,686.30
Beginning Period Amount	$25,162,686.30
Current Period Amortization	$925,123.86
Ending Period Required Amount	$24,237,562.44
Ending Period Amount	$24,237,562.44
Next Distribution Date Amount	$23,329,670.61

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	5
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$19,605,978.68	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool		1.47%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		1.68%	1.77%	1.77%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.96%	66,083	98.71%	$1,138,654,808.13
30 - 60 Days	0.80%	533	1.01%	$11,636,345.01
61 - 90 Days	0.19%	130	0.23%	$2,683,679.88
91 + Days	0.05%	32	0.05%	$597,647.56
		66,778		$1,153,572,480.58
Total
Delinquent Receivables 61 + days past due	0.24%	162	0.28%	$3,281,327.44
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.24%	164	0.27%	$3,215,854.82
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.21%	142	0.24%	$2,891,876.64
Three-Month Average Delinquency Ratio	0.23%		0.26%

Repossession in Current Period		54		$1,266,847.94
Repossession Inventory		171		$1,037,835.06

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,505,677.33
Recoveries				$(343,934.38)
Net Charge-offs for Current Period				$1,161,742.95

Beginning Pool Balance for Current Period				$1,190,030,817.92

Net Loss Ratio				1.17%
Net Loss Ratio for 1st Preceding Collection Period				1.28%
Net Loss Ratio for 2nd Preceding Collection Period				0.77%
Three-Month Average Net Loss Ratio for Current Period				1.07%

Cumulative Net Losses for All Periods				$3,736,708.95
Cumulative Net Losses as a % of Initial Pool Balance				0.27%

Principal Balance of Extensions				$5,353,190.08
Number of Extensions				243

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